Lease liability	12 Months Ended
Dec. 31, 2024
Leases1 [Abstract]
Lease liability	Lease liability:
The Corporation leases certain assets under lease agreements. The lease liability consists primarily of leases of land and buildings, office equipment and vehicles. The leases have interest rates ranging from 2.95% to 9.42% per annum and expire between June 2025 and February 2035.

	December 31, 2024	December 31, 2023
Property	$2,805	$4,368
Equipment	28	38
Vehicle	66	99
Lease Liability, Current	$2,899	$4,505

Property	$20,847	$13,078
Equipment	2	32
Vehicle	146	283
Lease Liability, Non-current	$20,995	$13,393

Lease Liability, Total	$23,894	$17,898
During the year ended December 31, 2024, the Corporation made principal payments on its lease liabilities of $3,327,000 (2023 - $4,013,000). The Corporation is committed to future minimum lease payments (comprising principal and interest) as follows:

Maturity Analysis	December 31, 2024
Less than one year	$4,707
Between one and five years	14,793
More than five years	13,713
Total undiscounted lease liabilities	$33,213
Deferred gains were also recorded on closing of a finance lease agreement and are amortized over the lease term. At December 31, 2024, the outstanding deferred gain was $69,000 (2023 – $485,000).